CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Oct. 09, 2024	Dec. 31, 2023	Dec. 12, 2023	May 09, 2023
Net of allowance	$ 2,471,333	$ 500,000		$ 500,000
Class A ordinary shares subject to possible redemption, redemption value per share (in dollars per share)			$ 11.58
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000		1,000,000
Preference shares, shares issued (in shares)	0	0		0
Preference shares, shares outstanding (in shares)	0	0		0
Class A ordinary shares
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000		200,000,000
Common shares, shares issued (in shares)	4,002,121	4,002,121				8,665,842
Common shares, outstanding (in shares)	4,002,121	4,002,121				8,665,842
Class A ordinary shares subject to possible redemption
Class A ordinary shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Class A ordinary shares subject to possible redemption, redemption value per share (in dollars per share)	$ 12.32	$ 11.77		$ 11.05	$ 11
Class A ordinary shares subject to possible redemption, shares issued (in shares)	1,610,373	1,610,373		2,846,071
Class A ordinary shares subject to possible redemption, shares outstanding (in shares)	1,610,373	1,610,373		2,846,071
Class A ordinary shares, non-redeemable
Class A ordinary shares subject to possible redemption, redemption value per share (in dollars per share)					$ 11
Common shares, shares issued (in shares)	4,002,121	4,002,121		4,002,121
Common shares, outstanding (in shares)	4,002,121	4,002,121		4,002,121
Class B ordinary shares
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000		20,000,000
Common shares, shares issued (in shares)	1,747,879	1,747,879		1,747,879		1,747,879
Common shares, outstanding (in shares)	1,747,879	1,747,879		1,747,879		1,747,879